ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	12/31/2020					12/31/2019
		Up to 90 days	More than 90	Renegotiated
	Expiring	past due	days past due	Credits	Total	Total
Current
Energy Provisioning/Supply (a)	2,189,738	245,509	753,516	129,173	3,317,936	3,081,032
Short Term Electric Power - CCEE (b)	1,697,675	71,144	103,442	—	1,872,261	1,268,125
Use of the Electric Network (c)	771,074	22,893	50,620	—	844,587	891,364
Connection/Availability for Transmission System	448,504	59,645	157,240	92,578	757,967	449,135
PROINFA	336,692	—	—	—	336,692	453,528
Installment	—	3,650	108,562	—	112,212	—
(-) ECL (d)	(192,491)	(154,115)	(798,651)	(124,742)	(1,269,999)	(861,852)
	5,251,192	248,726	374,729	97,009	5,971,657	5,281,333
Non-current
Energy Provisioning/Supply (a)	312	—	9,548	2,119,342	2,129,202	1,053,663
Short Term Electric Power - CCEE (b)	—	—	293,560	—	293,560	293,560
Use of the Electric Network (c)	—	—	4,348	—	4,348	4,348
(-) ECL (d)	—	—	(307,456)	(1,057,755)	(1,365,211)	(1,066,220)
	312	—	—	1,061,587	1,061,899	285,351

Total	5,251,504	248,726	374,729	1,158,596	7,033,556	5,566,684

a)Energy Provisioning/Supply

Credits receivable from the sale of energy in the Regulated Contracting Environment (ACR) and the Free Contracting Environment.

The amount recognized in Energy Provisioning/Supply, in the long term balance, refers to the renegotiation of the debt with Amazonas Energia, through the signing of two Debt Confession Terms: i) Private Debt Confession Instrument (ICD PIE´s), in the amount of R$841,178, referring to the bilateral contract (CCVE's) of the PIE's of the Capital, celebrated in October 2020; ii) Private Instrument of Debt Confession, in the amount of R$372,262, referring to the Balbina CCVE, executed in December 2020. Short-term Electric Energy - CCEE

b)Short-term Electricity - CCEE

Credits receivable arising from the settlement of the differences between the amounts of electricity contracted and the amounts of generation or consumption actually verified and attributed to the respective agents of the CCEE.

c)Use of Power Grid

Credits receivable arising from the use of the transmission network by users connected to the network.

d)Estimated Credit Loss - ECL

The subsidiaries establish and maintain provisions based on the analysis of the amounts in the accounts receivable past due and due, analyzing the history of losses and the Company's expectation in relation to expected losses on credits, the amount of which is considered by Management as sufficient to cover any expected losses on the realization of these assets to mature and mature.

Schedule of balance of ADA

The changes in the provision for the years ended December 31, 2020, 2019 and 2018 are as follows:

	12/31/2020	12/31/2019	12/31/2018
Opening balance	1,928,072	1,701,729	1,688,795
(+) Initial Adoption IFRS 9	—	—	79,823
(+) Constitution	994,167	290,736	1,776,727
(-) Reversion	(189,302)	(22,801)	(602,444)
(-) Write-off	(97,728)	(41,592)	(178,213)
(-) Classification - Kept for Sale	—	—	(1,062,959)
Final balance	2,635,209	1,928,072	1,701,729